Intangible assets, net	6 Months Ended
Jun. 30, 2020
Intangible Assets Net Excluding Goodwill [Abstract]
Intangible assets, net
12	Intangible assets, net

Intangible assets consist of the following:

	As of
	December 31, 2019	June 30, 2020
Cost:
Computer software	22,615	22,719
Developed technologies	117	117
Customer relationship	1,103	1,103
Contract backlog	610	610
Advertising contract	—	53,287
Less: Accumulated amortization	(19,910)	(22,588)
Exchange differences	(117)	(73)
Intangible assets, net	4,418	55,175

Amortization expense recognized for the six months ended June 30, 2019 and 2020 are summarized as follows:

	For the six months ended June 30,
	2019	2020

Cost of revenues	2,417	2,666
General and administrative expenses	2	1
	2,419	2,667

The estimated aggregate amortization expense for the remainder of 2020 as of June 30, 2020 and each of the four years ending December 31, 2024 is:

Remainder of 2020	1,372
2021	2,324
2022	2,354
2023	2,213
2024 onwards	46,912
55,175